Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income
Government grants	$ 23,005	$ 21,686	$ 13,313
Government subsidies per Covid-19 context	720	16,394	21,511
Compensation for concession			62,677
Other	8,067	8,310	3,059
Total	$ 31,792	$ 46,390	$ 100,560